Shareholders' Equity (Tables)	12 Months Ended
Aug. 29, 2013
Stockholders' Equity Note [Abstract]
Schedule of Options Indexed to Issuer's Equity [Table Text Block]
The following table presents information related to the issued and outstanding capped calls as of August 29, 2013.

Capped Calls				Strike Price[1]	Cap Price Range		Common Shares Covered	Value at Expiration[2]
	Expiration Dates				Low	High		Minimum	Maximum
2031	Jul 2014	-	Feb 2016	$9.50	$11.40	$13.17	72.6	$—	$207
2032C	May 2016	-	Nov 2017	9.80	14.26	15.69	56.3	—	307
2032D	Nov 2016	-	May 2018	10.16	14.62	16.04	44.3	—	244
2033E	Jan 2018	-	Feb 2018	10.93	14.51	14.51	27.5	—	98
2033F	Jan 2020	-	Feb 2020	10.93	14.51	14.51	27.5	—	98
							228.2	$—	$954
[1] Initial strike prices are subject to certain adjustments

[2]
Settlement in cash on the respective expiration dates would result in us receiving an amount ranging from zero, if the market price per share of our common stock is at or below the respective low strike price, to the respective maximum amount if the market price per share of our common stock is at or above the respective high cap price. If share settlement were elected, the number of shares repurchased would be determined by the value of the capped calls at the time of settlement divided by the share price on the settlement date.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	As of August 30, 2012	Other Comprehensive Income (Loss)	As of August 29, 2013
Cumulative foreign currency translation adjustments	$49	$(5)	$44
Gain (loss) on derivatives, net	31	(10)	21
Gain (loss) on investments, net	1	(1)	—
Pension liability adjustments	(1)	(1)	(2)
Accumulated other comprehensive income	$80	$(17)	$63